Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jan. 31, 2022	Jul. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 3,719,278	$ 5,596,740
Deposits	139,016	234,580
Investment in trading securities	2,437,994	1,027,509
Due from buyers of Leaping Group Corporation (“LGC”) (Note 5)	2,300,000	2,300,000
Prepaid expenses and other current assets	756,114	688,451
Total current assets	9,352,402	9,847,280
Property and equipment, net	183,839	572,027
Intangible assets, net	193,331	233,331
Right-of- use assets, net	490,724	745,125
TOTAL ASSETS	10,220,296	11,397,763
CURRENT LIABILITIES
Accounts payable		482
Deferred revenue	273,878	370,948
Taxes payable	58,480	58,017
Accrued expenses and other current liabilities	1,969,249	514,863
Operating lease liabilities, current	262,361	382,298
Total current liabilities	2,563,968	1,326,608
Operating lease liabilities, noncurrent	270,906	387,307
TOTAL LIABILITIES	2,834,874	1,713,915
Commitments
EQUITY
Ordinary shares, $0.001 par value, 100,000,000,000 shares authorized, 9,627,452 shares and 9,161,390 shares issued and outstanding as of January 31, 2022 and July 31, 2021, respectively	9,627	9,161
Additional paid-in capital	31,496,350	31,428,619
Statutory reserve	355,912	355,912
Accumulated deficit	(24,219,878)	(22,055,433)
Accumulated other comprehensive loss	(180,304)	(175,220)
Total ATIF Holdings Limited Stockholders’ equity	7,461,707	9,563,039
Noncontrolling interest	(76,285)	120,809
TOTAL LIABILITIES AND EQUITY	$ 10,220,296	$ 11,397,763